BETTER 10K - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Schedule of Outstanding Warehouse Lines of Credit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 11, 2023	Mar. 31, 2023
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 799,000,000	$ 1,500,000,000
Warehouse lines of credit	146,482,000	144,049,000	$ 1,667,917,000
Warehouse Agreement Borrowings | Funding Facility 1
Short-Term Debt [Line Items]
Maximum borrowing capacity	500,000,000	500,000,000
Warehouse lines of credit	29,617,000	89,673,000	286,804,000
Cash collateral deposit	$ 10,000,000	$ 10,000,000
Warehouse Agreement Borrowings | Funding Facility 1 | Subsequent event
Short-Term Debt [Line Items]
Maximum borrowing capacity				$ 100,000,000
Warehouse Agreement Borrowings | Funding Facility 1 | Secured Overnight Financing Rate (SOFR) | Mortgage Loan Interest Scenario One
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	3.125%	3.125%
Warehouse Agreement Borrowings | Funding Facility 1 | Secured Overnight Financing Rate (SOFR) | Mortgage Loan Interest Scenario Two
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.125%	2.125%
Warehouse Agreement Borrowings | Funding Facility 1 | Note Rate | Mortgage Loan Interest Scenario One
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.50%	1.50%
Warehouse Agreement Borrowings | Funding Facility 1 | Note Rate | Mortgage Loan Interest Scenario Two
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.125%	1.125%
Warehouse Agreement Borrowings | Funding Facility 2
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 0
Warehouse lines of credit		0	171,649,000
Cash collateral deposit			$ 2,500,000
Warehouse Agreement Borrowings | Funding Facility 2 | Secured Overnight Financing Rate (SOFR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.75%
Warehouse Agreement Borrowings | Funding Facility 2 | London Inter-Bank Offered Rate (LIBOR)
Short-Term Debt [Line Items]
Floor rate (as a percent)			1.00%
Warehouse Agreement Borrowings | Funding Facility 3
Short-Term Debt [Line Items]
Maximum borrowing capacity		0
Warehouse lines of credit		0	$ 55,622,000
Cash collateral deposit			$ 4,500,000
Warehouse Agreement Borrowings | Funding Facility 3 | London Inter-Bank Offered Rate (LIBOR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.75%
Floor rate (as a percent)			2.25%
Warehouse Agreement Borrowings | Funding Facility 4
Short-Term Debt [Line Items]
Maximum borrowing capacity		500,000,000			$ 250,000,000
Warehouse lines of credit		$ 9,845,000	$ 409,616,000
Warehouse Agreement Borrowings | Funding Facility 4 | Secured Overnight Financing Rate (SOFR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.77%
Warehouse Agreement Borrowings | Funding Facility 5
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 0
Warehouse lines of credit		0	$ 622,573,000
Warehouse Agreement Borrowings | Funding Facility 5 | London Inter-Bank Offered Rate (LIBOR)
Short-Term Debt [Line Items]
Floor rate (as a percent)			0.50%
Warehouse Agreement Borrowings | Funding Facility 5 | London Inter-Bank Offered Rate (LIBOR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.76%
Warehouse Agreement Borrowings | Funding Facility 5 | London Inter-Bank Offered Rate (LIBOR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			2.25%
Warehouse Agreement Borrowings | Funding Facility 6
Short-Term Debt [Line Items]
Maximum borrowing capacity		0
Warehouse lines of credit		0	$ 4,184,000
Cash collateral deposit			$ 4,500,000
Warehouse Agreement Borrowings | Funding Facility 6 | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.50%
Warehouse Agreement Borrowings | Funding Facility 6 | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.75%
Warehouse Agreement Borrowings | Funding Facility 7
Short-Term Debt [Line Items]
Maximum borrowing capacity		0
Warehouse lines of credit		0	$ 7,279,000
Warehouse Agreement Borrowings | Funding Facility 7 | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.75%
Warehouse Agreement Borrowings | Funding Facility 7 | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			2.25%
Warehouse Agreement Borrowings | Funding Facility 7 | London Inter-Bank Offered Rate (LIBOR)
Short-Term Debt [Line Items]
Floor rate (as a percent)			0.38%
Warehouse Agreement Borrowings | Funding Facility 8
Short-Term Debt [Line Items]
Maximum borrowing capacity		500,000,000			$ 250,000,000
Warehouse lines of credit		44,531,000	$ 94,181,000
Cash collateral deposit		$ 5,000,000
Warehouse Agreement Borrowings | Funding Facility 8 | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.60%
Warehouse Agreement Borrowings | Funding Facility 8 | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.85%
Warehouse Agreement Borrowings | Funding Facility 9
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 0
Warehouse lines of credit		0	$ 1,433,000
Warehouse Agreement Borrowings | Funding Facility 9 | London Inter-Bank Offered Rate (LIBOR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.60%
Floor rate (as a percent)			0.50%
Warehouse Agreement Borrowings | Funding Facility 10
Short-Term Debt [Line Items]
Maximum borrowing capacity		0
Warehouse lines of credit		$ 0	$ 14,576,000
Warehouse Agreement Borrowings | Funding Facility 10 | London Inter-Bank Offered Rate (LIBOR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)			1.88%
Floor rate (as a percent)			0.25%